Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.6%
X 6,807,021 COMMON STOCKS - 97.6%
X 6,807,021
Banks - 2.4%
1,424 JPMorgan Chase & Co $ 164,273
Beverages - 2.0%
790 PepsiCo Inc 138,218
Biotechnology - 3.0%
1,457 AbbVie Inc 209,094
Building Products - 1.8%
857 Trane Technologies PLC 125,970
Capital Markets - 2.8%
2,786 Charles Schwab Corp 192,373
Chemicals - 4.4%
1,000 International Flavors & Fragrances Inc 124,050
608 Linde PLC 183,616
Total Chemicals 307,666
Communications Equipment - 4.7%
2,738 Cisco Systems Inc 124,223
859 Motorola Solutions Inc 204,949
Total Communications Equipment 329,172
Consumer Finance - 2.2%
992 American Express Co 152,788
Containers & Packaging - 1.3%
639 Packaging Corp of America 89,850
Electric Utilities - 2.9%
2,386 NextEra Energy Inc 201,593
Electrical Equipment - 2.0%
948 Eaton Corp PLC 140,674
Equity Real Estate Investment Trusts - 1.6%
1,784 Duke Realty Corp 111,607
Food & Staples Retailing - 1.8%
927 Walmart Inc 122,410
Food Products - 1.8%
1,989 Mondelez International Inc, Class A 127,376
Health Care Equipment & Supplies - 4.9%
1,084 Abbott Laboratories 117,982
2,001 Baxter International Inc 117,379
1,165 Medtronic PLC 107,786
Total Health Care Equipment & Supplies 343,147

Nuveen Dividend Growth ETF (NDVG)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Health Care Providers & Services - 6.2%
309 Elevance Health Inc $ 147,424
525 UnitedHealth Group Inc 284,728
Total Health Care Providers & Services 432,152
Hotels, Restaurants & Leisure - 2.5%
665 McDonald's Corp 175,141
Industrial Conglomerates - 2.0%
731 Honeywell International Inc 140,688
Insurance - 4.0%
664 Chubb Ltd 125,257
950 Marsh & McLennan Cos Inc 155,762
Total Insurance 281,019
IT Services - 8.1%
753 Accenture PLC, Class A 230,614
1,545 Fidelity National Information Services Inc 157,837
494 Mastercard Inc, Class A 174,772
Total IT Services 563,223
Media - 1.9%
3,495 Comcast Corp, Class A 131,132
Multi-Utilities - 2.7%
1,824 WEC Energy Group Inc 189,350
Oil, Gas & Consumable Fuels - 4.1%
1,081 Chevron Corp 177,046
1,246 Phillips 66 110,894
Total Oil, Gas & Consumable Fuels 287,940
Road & Rail - 2.4%
725 Union Pacific Corp 164,793
Semiconductors & Semiconductor Equipment - 5.7%
390 Broadcom Inc 208,837
1,054 Texas Instruments Inc 188,550
Total Semiconductors & Semiconductor Equipment 397,387
Software - 6.0%
1,500 Microsoft Corp 421,110
Specialty Retail - 4.6%
946 Lowe's Cos Inc 181,187
2,322 TJX Cos Inc 142,014
Total Specialty Retail 323,201
Technology Hardware, Storage & Peripherals - 5.9%
2,548 Apple Inc 414,076
Tobacco - 1.9%
1,334 Philip Morris International Inc 129,598
Total Long-Term Investments (cost $6,853,035) 6,807,021
Other Assets Less Liabilities - 2.4% 164,003
Net Assets - 100% $ 6,971,024

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,807,021 $ – $ – $ 6,807,021
Total
$ 6,807,021 $ – $ – $ 6,807,021
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.8%
X
2,527,411,846 COMMON STOCKS - 97.8%
X 2,527,411,846
Aerospace & Defense - 1.5%
420,205 Raytheon Technologies Corp $ 39,167,308
Auto Components - 0.9%
215,149 Aptiv PLC (2) 22,566,979
Automobiles - 3.0%
88,303 Tesla Inc (2) 78,717,709
Beverages - 1.2%
301,564 Monster Beverage Corp (2) 30,041,806
Biotechnology - 2.4%
437,192 Horizon Therapeutics Plc (2) 36,273,820
148,683 Seagen Inc (2) 26,759,967
Total Biotechnology 63,033,787
Building Products - 1.2%
780,621 Carrier Global Corp 31,638,569
Capital Markets - 1.1%
420,451 Charles Schwab Corp 29,032,142
Chemicals - 2.5%
457,441 Corteva Inc 26,325,730
158,430 Sherwin-Williams Co 38,330,554
Total Chemicals 64,656,284
Electrical Equipment - 0.2%
21,463 Generac Holdings Inc (2) 5,758,523
Equity Real Estate Investment Trusts - 1.0%
92,197 American Tower Corp 24,969,713
Food & Staples Retailing - 2.5%
120,724 Costco Wholesale Corp 65,347,901
Health Care Equipment & Supplies - 2.9%
408,996 Dexcom Inc (2) 33,570,392
224,074 Edwards Lifesciences Corp (2) 22,528,400
77,447 Intuitive Surgical Inc (2) 17,825,976
Total Health Care Equipment & Supplies 73,924,768
Health Care Providers & Services - 3.5%
100,359 Elevance Health Inc 47,881,279
77,980 UnitedHealth Group Inc 42,291,673
Total Health Care Providers & Services 90,172,952
Health Care Technology - 0.9%
102,531 Veeva Systems Inc, Class A (2) 22,923,881

Shares Description (1) Value
Hotels, Restaurants & Leisure - 2.3%
6,805 Booking Holdings Inc (2) $ 13,172,370
8,998 Chipotle Mexican Grill Inc (2) 14,074,852
850,189 Las Vegas Sands Corp (2) 32,043,623
Total Hotels, Restaurants & Leisure 59,290,845
Interactive Media & Services - 8.3%
1,577,562 Alphabet Inc, Class A (2) 183,502,012
281,189 Match Group Inc (2) 20,613,965
244,865 ZoomInfo Technologies Inc (2) 9,277,935
Total Interactive Media & Services 213,393,912
Internet & Direct Marketing Retail - 6.0%
1,145,628 Amazon.com Inc (2) 154,602,499
IT Services - 7.3%
81,988 EPAM Systems Inc (2) 28,634,309
420,588 Mastercard Inc, Class A 148,799,828
54,854 Visa Inc, Class A 11,635,082
Total IT Services 189,069,219
Life Sciences Tools & Services - 1.0%
891,630 Avantor Inc (2) 25,875,103
Machinery - 0.6%
47,417 Deere & Co 16,272,566
Oil, Gas & Consumable Fuels - 2.0%
472,897 EOG Resources Inc 52,595,604
Personal Products - 0.8%
76,229 Estee Lauder Cos Inc, Class A 20,818,140
Pharmaceuticals - 6.2%
647,489 AstraZeneca PLC, Sponsored ADR 42,883,196
158,688 Bristol-Myers Squibb Co 11,708,001
178,568 Eli Lilly & Co 58,872,084
253,520 Zoetis Inc 46,280,076
Total Pharmaceuticals 159,743,357
Road & Rail - 1.3%
146,166 Union Pacific Corp 33,223,532
Semiconductors & Semiconductor Equipment - 7.2%
83,047 Broadcom Inc 44,470,007
99,284 Lam Research Corp 49,692,635
84,109 Monolithic Power Systems Inc 39,087,134
284,220 NVIDIA Corp 51,622,879
Total Semiconductors & Semiconductor Equipment 184,872,655
Software - 18.4%
59,382 Crowdstrike Holdings Inc, Class A (2) 10,902,535
41,664 Intuit Inc 19,005,867
1,099,404 Microsoft Corp 308,646,679
70,498 Palo Alto Networks Inc (2) 35,185,552
138,270 Salesforce Inc (2) 25,444,445
69,400 ServiceNow Inc (2) 30,998,204
87,793 Synopsys Inc (2) 32,263,928

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Software (continued)
91,216 Zscaler Inc (2) $ 14,143,953
Total Software 476,591,163
Specialty Retail - 2.1%
166,157 Burlington Stores Inc (2) 23,449,737
166,866 Lowe's Cos Inc 31,959,845
Total Specialty Retail 55,409,582
Technology Hardware, Storage & Peripherals - 8.9%
1,408,511 Apple Inc 228,897,123
Textiles, Apparel & Luxury Goods - 0.6%
128,822 NIKE Inc, Class B 14,804,224
Total Long-Term Investments (cost $2,894,885,294) 2,527,411,846
Other Assets Less Liabilities - 2.2% 55,540,011
Net Assets - 100% $ 2,582,951,857
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,527,411,846 $ – $ – $ 2,527,411,846
Total
$ 2,527,411,846 $ – $ – $ 2,527,411,846
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt

Nuveen Small-Cap Select ETF (NSCS)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.4%
X 5,489,567 COMMON STOCKS - 98.4%
X 5,489,567
Aerospace & Defense - 1.1%
4,180 Kratos Defense & Security Solutions Inc (2) $ 60,150
Auto Components - 1.3%
4,314 Dana Inc 72,303
Banks - 9.9%
1,861 Banner Corp 115,363
3,203 Home BancShares Inc/AR 75,591
1,965 PacWest Bancorp 55,079
893 Pinnacle Financial Partners Inc 70,636
1,055 Preferred Bank/Los Angeles CA 76,699
1,697 Veritex Holdings Inc 52,505
1,224 Wintrust Financial Corp 105,313
Total Banks 551,186
Beverages - 1.6%
866 MGP Ingredients Inc 91,086
Biotechnology - 3.0%
365 Apellis Pharmaceuticals Inc (2) 20,542
550 Arrowhead Pharmaceuticals Inc (2) 23,392
777 ChemoCentryx Inc (2) 18,353
375 Cytokinetics Inc (2) 15,874
731 Fate Therapeutics Inc (2) 22,317
828 Halozyme Therapeutics Inc (2) 40,489
441 Intellia Therapeutics Inc (2) 28,559
Total Biotechnology 169,526
Capital Markets - 2.8%
649 Evercore Inc 64,881
730 Piper Sandler Cos 92,126
Total Capital Markets 157,007
Chemicals - 1.2%
1,566 Avient Corp 67,573
Construction & Engineering - 2.9%
844 Comfort Systems USA Inc 89,177
783 MYR Group Inc (2) 74,565
Total Construction & Engineering 163,742
Construction Materials - 1.3%
2,644 Summit Materials Inc, Class A (2) 72,736
Consumer Finance - 0.7%
1,000 Regional Management Corp 41,000
Containers & Packaging - 1.1%
1,359 Silgan Holdings Inc 60,476
Diversified Consumer Services - 0.8%
2,903 PowerSchool Holdings Inc, Class A (2) 41,832

Nuveen Small-Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Diversified Financial Services - 0.6%
378 SPDR S&P Biotech ETF (2) $ 30,667
Electrical Equipment - 2.0%
2,526 Bloom Energy Corp, Class A (2) 51,101
446 Regal Rexnord Corp 59,898
Total Electrical Equipment 110,999
Electronic Equipment, Instruments & Components - 1.2%
4,929 TTM Technologies Inc (2) 66,689
Equity Real Estate Investment Trusts - 4.7%
4,762 Brandywine Realty Trust 44,524
476 EastGroup Properties Inc 81,177
1,793 Industrial Logistics Properties Trust 17,984
2,110 STAG Industrial Inc 69,166
5,934 Summit Hotel Properties Inc (2) 46,582
Total Equity Real Estate Investment Trusts 259,433
Gas Utilities - 1.7%
1,278 Spire Inc 96,157
Health Care Equipment & Supplies - 6.2%
1,379 AtriCure Inc (2) 68,136
1,393 Axonics Inc (2) 90,364
944 Establishment Labs Holdings Inc (2) 55,970
716 Omnicell Inc (2) 78,846
781 Tandem Diabetes Care Inc (2) 51,710
Total Health Care Equipment & Supplies 345,026
Health Care Providers & Services - 7.3%
831 Acadia Healthcare Co Inc (2) 68,898
1,416 HealthEquity Inc (2) 82,369
2,429 Option Care Health Inc (2) 81,614
1,920 Select Medical Holdings Corp 56,870
1,320 Surgery Partners Inc (2) 51,982
951 Tenet Healthcare Corp (2) 62,880
Total Health Care Providers & Services 404,613
Hotels, Restaurants & Leisure - 3.1%
4,209 Everi Holdings Inc (2) 80,855
1,077 Texas Roadhouse Inc 93,936
Total Hotels, Restaurants & Leisure 174,791
Interactive Media & Services - 1.2%
826 Ziff Davis Inc (2) 67,641
IT Services - 1.5%
4,997 Verra Mobility Corp (2) 82,401
Leisure Products - 1.4%
3,514 Callaway Golf Co (2) 80,646
Machinery - 5.5%
702 EnPro Industries Inc 65,623
1,084 ESCO Technologies Inc 84,064
2,679 Shyft Group Inc 69,493
1,454 SPX Corp (2) 85,975
Total Machinery 305,155

Shares Description (1) Value
Marine - 1.4%
1,208 Kirby Corp (2) $ 76,636
Media - 0.9%
6,561 Magnite Inc (2) 50,126
Mortgage Real Estate Investment Trusts (Reits) - 1.0%
4,888 Ladder Capital Corp 58,069
Multiline Retail - 1.3%
1,184 Ollie's Bargain Outlet Holdings Inc (2) 69,797
Multi-Utilities - 1.9%
1,351 Black Hills Corp 104,297
Oil, Gas & Consumable Fuels - 5.7%
2,534 Delek US Holdings Inc 67,556
1,646 Matador Resources Co 95,106
3,279 Northern Oil and Gas Inc 94,534
2,920 Peabody Energy Corp (2) 61,291
Total Oil, Gas & Consumable Fuels 318,487
Personal Products - 2.8%
2,858 BellRing Brands Inc (2) 68,992
2,598 elf Beauty Inc (2) 87,111
Total Personal Products 156,103
Pharmaceuticals - 2.5%
402 Intra-Cellular Therapies Inc (2) 21,756
1,217 Pacira BioSciences Inc (2) 68,834
822 Prestige Consumer Healthcare Inc (2) 49,575
Total Pharmaceuticals 140,165
Professional Services - 3.1%
841 ASGN Inc (2) 87,262
923 ICF International Inc 87,085
Total Professional Services 174,347
Semiconductors & Semiconductor Equipment - 4.0%
1,146 Lattice Semiconductor Corp (2) 70,479
1,271 MACOM Technology Solutions Holdings Inc (2) 73,642
540 Silicon Laboratories Inc (2) 79,639
Total Semiconductors & Semiconductor Equipment 223,760
Software - 5.6%
1,213 CommVault Systems Inc (2) 68,037
388 CyberArk Software Ltd (2) 50,491
2,326 Jamf Holding Corp (2) 56,847
2,114 Tenable Holdings Inc (2) 81,706
867 Workiva Inc (2) 56,789
Total Software 313,870
Textiles, Apparel & Luxury Goods - 1.1%
1,949 Steven Madden Ltd 61,783

Nuveen Small-Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 3.0%
795 Applied Industrial Technologies Inc $ 79,969
7,687 MRC Global Inc (2) 89,323
Total Trading Companies & Distributors 169,292
Total Long-Term Investments (cost $5,859,916) 5,489,567
Other Assets Less Liabilities - 1.6% 91,618
Net Assets - 100% $ 5,581,185
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,489,567 $ – $ – $ 5,489,567
Total
$ 5,489,567 $ – $ – $ 5,489,567
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Winslow Large-Cap Growth ESG ETF
(NWLG)
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.4%
X 4,988,522 COMMON STOCKS - 99.4%
X 4,988,522
Auto Components - 0.9%
449 Aptiv PLC (2) $ 47,096
Capital Markets - 3.9%
205 Moody's Corp 63,601
693 Morgan Stanley 58,420
157 MSCI Inc 75,570
Total Capital Markets 197,591
Chemicals - 2.2%
368 Linde PLC 111,136
Containers & Packaging - 1.0%
676 Ball Corp 49,632
Diversified Consumer Services - 1.3%
685 Bright Horizons Family Solutions Inc (2) 64,164
Food & Staples Retailing - 2.8%
263 Costco Wholesale Corp 142,362
Health Care Equipment & Supplies - 5.5%
393 ABIOMED Inc (2) 115,153
137 IDEXX Laboratories Inc (2) 54,688
459 Intuitive Surgical Inc (2) 105,648
Total Health Care Equipment & Supplies 275,489
Health Care Providers & Services - 3.2%
296 UnitedHealth Group Inc 160,533
Health Care Technology - 1.3%
293 Veeva Systems Inc, Class A (2) 65,509
Hotels, Restaurants & Leisure - 6.1%
90 Chipotle Mexican Grill Inc (2) 140,780
725 Hilton Worldwide Holdings Inc 92,851
275 McDonald's Corp 72,426
Total Hotels, Restaurants & Leisure 306,057
Interactive Media & Services - 6.1%
1,260 Alphabet Inc, Class C (2) 146,967
1,360 Alphabet Inc, Class A (2) 158,195
Total Interactive Media & Services 305,162
Internet & Direct Marketing Retail - 3.6%
1,320 Amazon.com Inc (2) 178,134
IT Services - 11.6%
424 Accenture PLC, Class A 129,854
312 Gartner Inc (2) 82,830
493 Mastercard Inc, Class A 174,418
926 Visa Inc, Class A 196,414
Total IT Services 583,516

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares Description (1) Value
Life Sciences Tools & Services - 5.7%
947 Agilent Technologies Inc $ 126,992
185 Bio-Techne Corp 71,277
374 IQVIA Holdings Inc (2) 89,861
Total Life Sciences Tools & Services 288,130
Machinery - 2.5%
255 Deere & Co 87,511
7,077 Proterra Inc (2) 38,145
Total Machinery 125,656
Multiline Retail - 2.9%
879 Dollar Tree Inc (2) 145,351
Personal Products - 1.5%
280 Estee Lauder Cos Inc, Class A 76,468
Pharmaceuticals - 4.3%
1,030 AstraZeneca PLC, Sponsored ADR 68,217
796 Zoetis Inc 145,310
Total Pharmaceuticals 213,527
Real Estate Management & Development - 0.0%
204 Compass Inc, Class A (2) 779
Road & Rail - 2.0%
3,110 CSX Corp 100,546
Semiconductors & Semiconductor Equipment - 8.9%
620 Advanced Micro Devices Inc (2) 58,571
598 Analog Devices Inc 102,832
290 ASML Holding NV 166,588
639 NVIDIA Corp 116,062
Total Semiconductors & Semiconductor Equipment 444,053
Software - 18.0%
121 Adobe Inc (2) 49,625
211 Atlassian Corp PLC, Class A (2) 44,166
324 Intuit Inc 147,799
1,971 Microsoft Corp 553,339
123 Palo Alto Networks Inc (2) 61,389
107 ServiceNow Inc (2) 47,793
Total Software 904,111
Textiles, Apparel & Luxury Goods - 4.1%
292 Lululemon Athletica Inc (2) 90,669
982 NIKE Inc, Class B 112,851
Total Textiles, Apparel & Luxury Goods 203,520
Total Long-Term Investments (cost $5,559,170) 4,988,522
Other Assets Less Liabilities - 0.6% 27,832
Net Assets - 100% $ 5,016,354

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 4,988,522 $ – $ – $ 4,988,522
Total
$ 4,988,522 $ – $ – $ 4,988,522
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt